LEASES	12 Months Ended
Jun. 30, 2023
LEASES [Abstract]
LEASES
11.	LEASES

The Group leases office premises, vehicles and plant and equipment in the United States. The carrying amounts of right-of-use assets (included under property, plant and equipment) and the movements during the year are in Note 8. The carrying amounts of lease liabilities (included under financial liabilities) and the movements during the year are set out in Note 10.

The following are the amounts recognised in profit or loss in respect of leases:

		2023	2022
	Note	US$	US$
Amortisation of right-of-use assets	8	(249,387)	(119,706)
Interest expense on lease liabilities		(78,040)	(44,512)
Net amount recognised in profit or loss		(327,427)	(164,218)